DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2023
DEPOSITS
Schedule of deposits

	Reclamation	Office and administrative	E&E assets	Total
Balance, December 31, 2021	$2,107	$101	$—	$2,208
Acquired upon closing of QuestEx Transaction (Note 9)	201	24	—	225
Additions	—	277	—	277
Refunded	(568)	(14)	—	(582)
Balance, December 31, 2022	$1,740	$388	$—	$2,128
Additions	11	—	639	650
Reclassified to capital assets	—	(151)	—	(151)
Refunded	(516)	(9)	—	(525)
Balance, December 31, 2023	$1,235	$228	$639	$2,102